Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net loss	$ (5,762,619)	$ (6,300,426)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	25,833	12,207
Amortization of debt discounts	548,192	157,586
Share based payments	268,214	807,348
Common stock issued for services	1,707,576	1,911,003
(Gain) loss on change in fair value of derivative liability	(233,186)	120,849
Loss on settlement of debt	489,140	1,711,416
Changes in operating assets and liabilities:
Inventory	(5,023)	(727,166)
Other current assets	(267,686)	(38,059)
Accounts payable	417,618	82,775
Accrued expenses	233,558	374,655
Deferred revenue	10,000	(300,000)
Net cash used by operating activities	(2,568,382)	(2,187,812)
Cash flows from investing activities:
Purchase of property and equipment	(124,434)	(3,127)
Cash flows from financing activities:
Borrowings	2,190,000	272,500
Common stock issued for cash	400,200	1,821,040
Warrants issued for cash		75,000
Noncontrolling interests in subsidiary issued for cash	1,450,000
Net cash provided by financing activities	4,040,200	2,168,540
Net increase in cash and cash equivalents	1,347,384	(22,399)
Cash and cash equivalents, beginning of period	685	23,084
Cash and cash equivalents, end of period	1,348,069	685
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes paid	1,095	3,673
Interest paid
Non-cash investing and financing activities:
Common stock issued for accounts payable and accrued compensation	$ 463,279